Document and Entity Information - shares	12 Months Ended
	Jun. 30, 2019	Oct. 11, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	CLPS Inc
Entity Central Index Key	0001724542
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Type	20-F
Document Period End Date	Jun. 30, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Emerging Growth Company	true
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Shell Company	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding		13,913,201
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	E9
Entity File Number	001-38505